Senior Notes' Guarantor and Non-Guarantor Financial Information - Schedule of Condensed Consolidating Statements of Operations and Comprehensive (Loss) Income (Detail) (USD $)
In Thousands, unless otherwise specified
	3 Months Ended								6 Months Ended		12 Months Ended
	Dec. 28, 2013	Sep. 28, 2013	Jun. 29, 2013	Mar. 30, 2013	Dec. 29, 2012	Sep. 29, 2012	Jun. 30, 2012	Mar. 31, 2012	Jun. 28, 2014	Jun. 29, 2013	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Condensed Financial Statements, Captions [Line Items]
Revenue	$ 238,267	$ 316,263	$ 254,842	$ 106,829	$ 231,634	$ 319,181	$ 255,556	$ 119,883	$ 475,386	$ 361,671	$ 916,201	$ 926,254	$ 789,076
Cost of revenue (excluding items shown separately below)									360,437	277,916	677,052	713,346	597,654
General and administrative expenses									70,355	73,395	142,000	127,215	95,826
Goodwill impairment											68,202
Depreciation, depletion, amortization and accretion									40,695	36,026	72,934	68,290	61,377
Transaction costs									4,996	2,464	3,990	1,988	9,120
Operating (loss) income	(57,742)	37,895	13,731	(41,861)	13,322	33,249	9,015	(40,171)	(1,097)	(28,130)	(47,977)	15,415	25,099
Other (income) expense, net									(891)	163	1,378	8,287	(21,244)
Interest expense									40,470	27,849	56,443	58,079	47,784
(Loss) from continuing operations before taxes									(40,676)	(59,257)	(105,798)	(50,951)	(1,441)
Income tax benefit (expense)									(1,460)	(3,347)	(2,647)	(3,920)	3,408
(Loss) income from continuing operations	(70,191)	22,950	244	(56,154)	433	19,656	(5,621)	(61,499)	(39,216)	(55,910)	(103,151)	(47,031)	(4,849)
Loss (income) from discontinued operations	271	160	(26)	123	535	1,287	2,221	(497)	(349)	97	528	3,546	5,201
Net (loss) income	(70,462)	22,790	270	(56,277)	(102)	18,369	(7,842)	(61,002)	(38,867)	(56,007)	(103,679)	(50,577)	(10,050)
Net (loss) income attributable to noncontrolling interest									(569)	(1,518)	3,112	1,919	695
Net (loss) income attributable to member of Summit Materials, LLC									(38,298)	(54,489)	(106,791)	(52,496)	(10,745)
Comprehensive (loss) income attributable to member of Summit Materials, LLC									(37,725)	(54,489)	(103,706)	(55,049)	(15,050)
Summit Materials LLC (Parent) [Member]
Condensed Financial Statements, Captions [Line Items]
Revenue									0
Cost of revenue (excluding items shown separately below)									0
General and administrative expenses									17,690	2,896	7,241	8	1,453
Depreciation, depletion, amortization and accretion									642	44	465	81	87
Operating (loss) income									(18,332)	(2,940)	(7,706)	(89)	(1,540)
Other (income) expense, net									7,725	51,549	99,085	52,400	8,510
Interest expense									13,668
(Loss) from continuing operations before taxes									(39,725)	(54,489)	(106,791)	(52,489)	(10,050)
Income tax benefit (expense)									(1,427)			5
(Loss) income from continuing operations									(38,298)	(54,489)	(106,791)	(52,494)	(10,050)
Loss (income) from discontinued operations									0
Net (loss) income									(38,298)	(54,489)	(106,791)	(52,494)	(10,050)
Net (loss) income attributable to noncontrolling interest									0				695
Net (loss) income attributable to member of Summit Materials, LLC									(38,298)	(54,489)	(106,791)	(52,494)	(10,745)
Comprehensive (loss) income attributable to member of Summit Materials, LLC									(38,298)		(106,791)	(52,494)	(9,375)
Non-Wholly-Owned Guarantor [Member]
Condensed Financial Statements, Captions [Line Items]
Revenue									35,264	32,799	80,759	81,516	70,064
Cost of revenue (excluding items shown separately below)									27,626	27,833	55,241	58,319	41,221
General and administrative expenses									3,574	5,083	7,673	6,235	3,933
Depreciation, depletion, amortization and accretion									6,777	5,532	11,378	10,093	9,697
Operating (loss) income									(2,713)	(5,649)	6,467	6,869	15,213
Other (income) expense, net									(1,358)	(1,295)	(3,737)	(2,065)	(61)
Interest expense									5,857	5,423	10,702	12,045	14,004
(Loss) from continuing operations before taxes									(7,212)	(9,777)	(498)	(3,111)	1,270
Income tax benefit (expense)									0
(Loss) income from continuing operations									(7,212)	(9,777)	(498)	(3,111)	1,270
Loss (income) from discontinued operations									0
Net (loss) income									(7,212)	(9,777)	(498)	(3,111)	1,270
Net (loss) income attributable to noncontrolling interest									0
Net (loss) income attributable to member of Summit Materials, LLC									(7,212)	(9,777)	(498)	(3,111)	1,270
Comprehensive (loss) income attributable to member of Summit Materials, LLC									(6,394)		3,909	(6,759)	(4,405)
Wholly-Owned Guarantors [Member]
Condensed Financial Statements, Captions [Line Items]
Revenue									427,717	314,895	807,921	824,796	700,916
Cost of revenue (excluding items shown separately below)									328,318	243,357	611,799	649,577	542,699
General and administrative expenses									53,521	67,296	125,778	119,645	89,011
Goodwill impairment											68,202
Depreciation, depletion, amortization and accretion									32,731	29,938	60,078	57,080	50,640
Transaction costs											3,990	1,988	9,120
Operating (loss) income									13,147	(25,696)	(61,926)	(3,494)	9,446
Other (income) expense, net									(1,553)	1,529	(3,410)	6,630	(24,375)
Interest expense									24,415	24,095	49,591	47,293	33,685
(Loss) from continuing operations before taxes									(9,715)	(51,320)	(108,107)	(57,417)	136
Income tax benefit (expense)									(33)	(3,347)	(2,647)	(3,925)	3,408
(Loss) income from continuing operations									(9,682)	(47,973)	(105,460)	(53,492)	(3,272)
Loss (income) from discontinued operations									(349)	97	528	3,546	5,201
Net (loss) income									(9,333)	(48,070)	(105,988)	(57,038)	(8,473)
Net (loss) income attributable to noncontrolling interest									0				695
Net (loss) income attributable to member of Summit Materials, LLC									(9,333)	(48,070)	(105,988)	(57,038)	(9,168)
Comprehensive (loss) income attributable to member of Summit Materials, LLC									(9,333)		(105,988)	(57,038)	(13,473)
Non-Guarantors [Member]
Condensed Financial Statements, Captions [Line Items]
Revenue									21,274	20,486	41,910	33,074	21,566
Cost of revenue (excluding items shown separately below)									13,362	13,235	24,401	18,582	17,204
General and administrative expenses									566	584	1,308	1,327	1,429
Depreciation, depletion, amortization and accretion									545	512	1,013	1,036	953
Operating (loss) income									6,801	6,155	15,188	12,129	1,980
Other (income) expense, net									45	174	274	(101)	124
Interest expense									56	239	382	633	647
(Loss) from continuing operations before taxes									6,700	5,742	14,532	11,597	1,209
Income tax benefit (expense)									0
(Loss) income from continuing operations									6,700	5,742	14,532	11,597	1,209
Loss (income) from discontinued operations									0
Net (loss) income									6,700	5,742	14,532	11,597	1,209
Net (loss) income attributable to noncontrolling interest									0
Net (loss) income attributable to member of Summit Materials, LLC									6,700	5,742	14,532	11,597	1,209
Comprehensive (loss) income attributable to member of Summit Materials, LLC									6,700		14,532	11,597	1,209
Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Revenue									(8,869)	(6,509)	(14,389)	(13,132)	(3,470)
Cost of revenue (excluding items shown separately below)									(8,869)	(6,509)	(14,389)	(13,132)	(3,470)
General and administrative expenses									0
Depreciation, depletion, amortization and accretion									0
Operating (loss) income									0
Other (income) expense, net									(5,750)	(48,679)	(90,834)	(48,577)	(5,442)
Interest expense									(3,526)	(1,908)	(4,232)	(1,892)	(552)
(Loss) from continuing operations before taxes									9,276	50,587	95,066	50,469	5,994
Income tax benefit (expense)									0
(Loss) income from continuing operations									9,276	50,587	95,066	50,469	5,994
Loss (income) from discontinued operations									0
Net (loss) income									9,276	50,587	95,066	50,469	5,994
Net (loss) income attributable to noncontrolling interest									(569)	(1,518)	3,112	1,919	(695)
Net (loss) income attributable to member of Summit Materials, LLC									9,845	52,105	91,954	48,550	6,689
Comprehensive (loss) income attributable to member of Summit Materials, LLC									$ 9,600		$ 90,632	$ 49,645	$ 10,994